Shareholder Report, Holdings (Details)	May 31, 2026
C000005519 | Top10HoldingCitigroupBNY-172967ME8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005519 | Top10HoldingMorgan StanleyBNY-6174468G7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005519 | Top10HoldingGoldman Sachs GroupBNY-38141GYB4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005519 | Top10HoldingU.S. Treasury BondsBNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005519 | Top10HoldingJPMorgan ChaseBNY-46647PDY9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005519 | Top10HoldingWells FargoBNY-95000U3N1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005519 | Top10HoldingAT&TBNY-00206RKJ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005519 | Top10HoldingU.S. Treasury NotesBNY-91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005519 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005519 | Top10HoldingMeta PlatformsBNY-30303M8Y1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005519 | Other0BNY-TC33ROZX3
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005519 | 0BNY-172967ME8
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000005519 | 0BNY-83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005519 | 0BNY-91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005519 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005519 | 0BNY-BPNWL26
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005519 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005519 | 0BNY-BVTBG91
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005519 | 0BNY-07336XAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005519 | 0BNY-TC33ROZX3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166313 | Top10HoldingCitigroupBNY-172967ME8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166313 | Top10HoldingMorgan StanleyBNY-6174468G7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166313 | Top10HoldingGoldman Sachs GroupBNY-38141GYB4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166313 | Top10HoldingU.S. Treasury BondsBNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166313 | Top10HoldingJPMorgan ChaseBNY-46647PDY9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166313 | Top10HoldingWells FargoBNY-95000U3N1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166313 | Top10HoldingAT&TBNY-00206RKJ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166313 | Top10HoldingU.S. Treasury NotesBNY-91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166313 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166313 | Top10HoldingMeta PlatformsBNY-30303M8Y1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166313 | Other0BNY-TC33ROZX3
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166313 | 0BNY-172967ME8
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000166313 | 0BNY-83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166313 | 0BNY-91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166313 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166313 | 0BNY-BPNWL26
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166313 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166313 | 0BNY-BVTBG91
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166313 | 0BNY-07336XAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166313 | 0BNY-TC33ROZX3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225817 | Top10HoldingCitigroupBNY-172967ME8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225817 | Top10HoldingMorgan StanleyBNY-6174468G7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225817 | Top10HoldingGoldman Sachs GroupBNY-38141GYB4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225817 | Top10HoldingU.S. Treasury BondsBNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225817 | Top10HoldingJPMorgan ChaseBNY-46647PDY9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225817 | Top10HoldingWells FargoBNY-95000U3N1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225817 | Top10HoldingAT&TBNY-00206RKJ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225817 | Top10HoldingU.S. Treasury NotesBNY-91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225817 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225817 | Top10HoldingMeta PlatformsBNY-30303M8Y1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225817 | Other0BNY-TC33ROZX3
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225817 | 0BNY-172967ME8
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000225817 | 0BNY-83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225817 | 0BNY-91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225817 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225817 | 0BNY-BPNWL26
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225817 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225817 | 0BNY-BVTBG91
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225817 | 0BNY-07336XAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225817 | 0BNY-TC33ROZX3
Holdings [Line Items]
Percent of Net Asset Value	0.10%